Document And Entity Information	May 06, 2022
Document Information [Line Items]
Entity, Registrant Name	KINGSWAY FINANCIAL SERVICES INC.
Document, Type	8-K
Document, Period End Date	May 06, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-15204
Entity, Tax Identification Number	85-1792291
Entity, Address, Address Line One	150 Pierce Rd.,
Entity, Address, City or Town	Itasca,
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60143
City Area Code	847
Local Phone Number	871-6408
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KFS
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001072627